Tax on income (schedule of deferred taxes) (Details) (ils) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	₪ (4,198)	$ (1,193)	₪ (2,017)
Recognized in profit or loss	(670)		(2,181)
Ending Balance	(4,868)	(1,342)	(4,198)
Financial assets carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	(5,135)	(1,459)	(6,511)
Recognized in profit or loss	710		(1,376)
Ending Balance	(5,845)	(1,612)	(5,135)
Financial liabilities carried at fair value through profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	0	0	3,210
Recognized in profit or loss			(3,210)
Ending Balance			0
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	0
Recognized in profit or loss	19
Ending Balance	19	5	0
Employees benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	421	120	599
Recognized in profit or loss	80		(178)
Ending Balance	501	139	421
Allowance of credit loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	326	93	316
Recognized in profit or loss	(9)		(10)
Ending Balance	317	87	326
Carry forward tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining Balance	190	53	369
Recognized in profit or loss	(50)		(179)
Ending Balance	₪ 140	$ 39	₪ 190